[AXA EQUITABLE LOGO]

RICHARD GOLDBERGER

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Investment Edge®

Separate Account No. 70

File No. 333-190033 and 811-22651

CIK #0001537470

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to
Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 4 and Amendment No. 32 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-190033 and 811-22651 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 70 (“Separate Account”) of AXA Equitable.

The purpose of this Amendment is to add a new national version of the Investment Edge® variable annuity contract (“Investment Edge® 15.0”) to be issued by AXA Equitable with variable investment options funded through the Separate Account.

The principal differences between the new version of Investment Edge® 15.0 and the current version (“Investment Edge® 1.0”) are outlined below. Investment Edge® 1.0 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-190033 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Investment Edge® 15.0 will replace Investment Edge® 1.0 for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Investment Edge® 15.0 design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to Investment Edge® 1.0.

The principal differences between Investment Edge® 15.0 and Investment Edge® 1.0 are as follows:

•	Expansion of the Income Edge payment program feature to include two new versions of Income Edge:

•	Income Edge Early Retirement Option — available for election by contract holders under the age of 59½.

•	Income Edge Beneficiary Advantage — available for election by (a) Investment Edge non-qualified contract beneficiaries and (b) beneficiaries of non-qualified deferred annuity contracts not issued by AXA Equitable.

•	Addition of an optional guaranteed minimum death benefit, the Protected premium death benefit.

•	Availability of the contract for use as an employer-funded traditional IRA within a simplified employee pension (SEP) plan sponsored by the contract owner’s employer.

•	Availability of the contract as an exchange option for beneficiaries of non-qualified deferred annuity contracts not issued by AXA Equitable.

•	Availability of a reduction in the Contract fee for customers with account value above a pre-determined threshold (Breakpoint Credit).

•	Addition of a contract maintenance fee for contracts whose account value fall below a pre-determined threshold (Contract Maintenance Fee Tier II).

•	Reduction in the minimum contract contribution for certain contract series.

•	Increase in the minimum account value required in order to elect an Income Edge payment program.

This Amendment also contains a supplement to the current Investment Edge® 1.0 prospectus (the “Supplement”) which we plan to distribute to existing Investment Edge contract owners. The Supplement describes the addition of the new following Investment Edge® 15.0 features that will also be made available to Investment Edge® 1.0 contract owners:

•	The Income Edge payment program feature has been expanded to include two new versions of Income Edge:

•	Income Edge Early Retirement Option — available for election by contract holders under the age of 59½

•	Income Edge Beneficiary Advantage — available for election by Investment Edge non-qualified contract beneficiaries.

Additional exhibits, financial statements and other financial information will be provided in a subsequent post-effective amendment.

Tandy Representations

On behalf of AXA Equitable and the Registrant, we hereby make the representations below regarding the Amendment:

1. We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplements for the above-referenced Registration Statement.

2. We acknowledge that the review of the filing by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filing.

3. Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the Registrant or that the filing became automatically effective thereafter.

Please contact the undersigned at (201) 743-7174 if there are any questions with this matter.

Sincerely,

/s/ Richard Goldberger
Richard Goldberger

cc: Dodie Kent, Esq.